Intangible Assets And Goodwill - Summary of Net Change in Goodwill(Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 241,371	$ 20,866
Exchange differences	653	191
Ending balance	314,923	241,371
Disposal of consolidated entity	(2,259)
Joint Operations
Disclosure Of Intangible Assets [Line Items]
Additions from acquisitions	36,400
Subsidiaries
Disclosure Of Intangible Assets [Line Items]
Additions from acquisitions	$ 38,758	$ 220,314